CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-based compensation	$ 44,096	$ 33,382	$ 92,160
Cost of revenues [Member]
Share-based compensation	8,185	8,089	5,797
Research and development expenses
Share-based compensation	25,170	24,053	42,646
Sales and marketing expenses [Member]
Share-based compensation	777	1,285	1,311
General and administrative expenses [Member]
Share-based compensation	$ 9,964	$ (45)	$ 42,406
Class A common shares
Number of common shares represented by each ADS	20	20	20